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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

April 30, 2001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  SBL VARIABLE ANNUITY ACCOUNT VIII (VARIFLEX EXTRA CREDIT)
       File Nos.:  333-93947 and 811-8836

Dear Sir or Madam:

In accordance  with the provisions of Rule 497(j) of the Securities Act of 1933, please  accept this  letter as  certification  that the  Variflex  Extra  Credit
Prospectus  and  Statement  of  Additional  Information  do not differ from that contained in Post-Effective  Amendment No. 2 to the Registration Statement filed under  the  Securities  Act of 1933 and  Amendment  No.  21 to the  Registration
Statement  filed  under  Investment  Company Act of 1940.  These  Post-Effective
Amendments were filed electronically April 12, 2001.

Please  contact me at (785) 431-3226 if you have any questions  concerning  this filing.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company